Transactions and Balances with Related Parties (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 20, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions and Balances with Related Parties [Line Items]
Aggregated amount of granted options benefit			$ 80,000	$ 263,000	$ 583,000
Provision of bonus			145,000	308,000
Aggregated amount of grant of restricted share units			112,000
Total coverage			4,000,000
Premium amount			191,250,000
Deductible amount per claim			300,000
Deductible amount			1,000,000
Pure capital paid		$ 352,000
Granted RSUs (in Shares)	51,020
Related Parties [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregated amount of granted options benefit			165,000	81,000	$ 195,000
Provision of bonus			119,000	$ 77,000
Aggregated amount of grant of restricted share units			$ 193,000